Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017
Changes in the carrying amount of goodwill by segment [Roll Forward]
Goodwill, gross	$ 4,617		$ 4,039
Accumulated impairment losses	(2,762)		(2,762)
Goodwill, net, beginning of period	1,855	[1]	1,277
Additions	5,475		689
Foreign currency translation	289		(111)
Goodwill, gross	10,381		4,617
Accumulated impairment losses	(2,762)		(2,762)
Goodwill, net, end of period	7,619	[2]	1,855	[1]
GBS
Changes in the carrying amount of goodwill by segment [Roll Forward]
Goodwill, gross	2,171		1,615
Accumulated impairment losses	(701)		(701)
Goodwill, net, beginning of period	1,470		914
Additions	2,877		655
Foreign currency translation	184		(99)
Goodwill, gross	5,232		2,171
Accumulated impairment losses	(701)		(701)
Goodwill, net, end of period	4,531		1,470
GIS
Changes in the carrying amount of goodwill by segment [Roll Forward]
Goodwill, gross	2,446		2,424
Accumulated impairment losses	(2,061)		(2,061)
Goodwill, net, beginning of period	385		363
Additions	2,598		34
Foreign currency translation	105		(12)
Goodwill, gross	5,149		2,446
Accumulated impairment losses	(2,061)		(2,061)
Goodwill, net, end of period	$ 3,088		$ 385

[1]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.